          SEMIANNUAL REPORT  MAY 31, 2001

Prudential
Government Securities Trust/Money Market Series &
U.S. Treasury Money Market Series

Fund Type Taxable Money Market

Objective Money Market Series: High current income, preservation of capital, and maintenance of liquidity. U.S.
Treasury Money Market Series: High current income consistent with the preservation of principal and liquidity.

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Money Market Series (the Series) seeks high current income, preservation of capital, and maintenance of liquidity. The Series invests primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The U.S. government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares. There can be no guarantee that the Series will achieve its investment objective.

The U.S. Treasury Money Market Series (the Series) seeks high current income consistent with the preservation of principal and liquidity. The Series invests exclusively in U.S. Treasury obligations with effective remaining maturities of 13 months or less. The U.S. government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares. There can be no guarantee that the Series will achieve its investment objective.

                 www.PruFN.com  (800) 225-1852

Performance at a Glance

Fund Facts                      As of 5/31/01
Money Market Series    7-Day        Net Asset    Weighted Avg.    Net Assets
                    Current Yld.*  Value (NAV)    Mat. (WAM)      (Millions)
Class A                3.67%          $1.00         71 Days          $578
Class Z                3.79%          $1.00         71 Days          $  40
iMoneyNet, Inc.
Government and
Agency Fund Avg.**     3.68%          $1.00         50 Days           N/A

 * Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Money Market Series (the Series) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government and Agency Fund Average category as of May 29, 2001, the closest date to our reporting period end.


Fund Facts                     As of 5/31/01
U.S. Treasury          7-Day        Net Asset    Weighted Avg.    Net Assets
                    Current Yld.*  Value (NAV)    Mat. (WAM)      (Millions)
Class A                3.72%          $1.00         74 Days          $357
Class Z                3.84%          $1.00         74 Days          $    6
iMoneyNet, Inc.
U.S. Treasury
Fund Avg.**            3.62%          $1.00         64 Days            N/A

 * Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the U.S. Treasury Money Market Series (the Series) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. U.S. Treasury Fund Average category as of May 29, 2001, the closest date to our reporting period end.

(LOGO)            July 17, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended May 31, 2001, underscore the importance of having a diversified portfolio of investments. A money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that might help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds topped $2 trillion for the first time in history by the end of March 2001, according to the Money Fund Report, a publication of iMoneyNet. Not surprisingly, this milestone was reached during a time of heightened economic uncertainty in which the Federal Reserve (the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of various money market securities, the Money Market sector team made decisions that helped the Money Market Series and the U.S. Treasury Money Market Series provide solid yields and maintain their $1-per-share NAV.

We discuss conditions in the money markets and each Series' investments on the following pages. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Government Securities Trust/Money Market Series
Prudential Government Securities Trust/U.S. Treasury Money Market Series

Prudential Government Securities Trust    Money Market Series

        Semiannual Report      May 31, 2001

INVESTMENT ADVISER'S REPORT

MONEY MARKET SERIES
During the first half of our fiscal year, the Fed's reductions in short-term interest rates and investors seeking refuge from a turbulent stock market drove prices of money market securities higher, which pushed their yields lower. Under these market conditions, we focused primarily on federal agency securities maturing in two months through five months because we believed they offered some of the best value in money market securities.

Fed policymakers initially indicated they were considering easing monetary policy in a statement released after their regularly scheduled meeting in late December 2000. By that time, the economy had weakened dramatically. Cutting short-term rates could help resuscitate the flagging economy by exerting downward pressure on interest rates paid by businesses and consumers.

INVESTING IN A CHALLENGING MARKET ENVIRONMENT
Normally, yields on securities maturing in one year are higher than yields on securities maturing in three months because of the greater risk associated with holding longer-term securities. But expectations of lower short-term rates encouraged investors to push yields on one-year securities sharply below yields on three-month securities. This anomaly, known as an inverted money market yield curve, continued for much of the reporting period.

In late December, the abnormal shape of the money market yield curve presented a challenging environment in which maintaining a weighted average maturity (WAM) longer than that of the average comparable fund might temporarily lower the Series' overall yield versus its peer group. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held in a portfolio.) Consequently, we adopted a strategy that provided a balanced tradeoff of this risk by lengthening the Series' WAM via purchases of federal agency securities maturing in two, three, four, and five months.
                                        3

Prudential Government Securities Trust   Money Market Series

Semiannual Report    May 31, 2001

FIVE SHORT-TERM RATE CUTS IN FIVE MONTHS
The trend toward lower yields on money market securities accelerated when the Fed cut short-term rates by one-half of a percentage point on January 3, 2001. This move surprised financial markets because it occurred between the central bank's regularly scheduled meetings. Four more reductions of the same amount followed on January 31, March 20, April 18, and May 15, which left rates a total of 2.5 percentage points lower than when the six-month reporting period began.

Yields also fell as investors seeking shelter from heightened stock market volatility poured cash into money market funds, many of which invest in U.S. Treasury bills. At the same time, the supply of Treasury bills shrank primarily because the U.S. government eliminated its auction of Treasury bills maturing in one year. Strong demand, combined with the dwindling supply of Treasury bills, caused their prices to soar, which pushed their yields sharply lower.

Although we chose not to invest directly in Treasury bills, we had purchased in 2000 federal agency securities whose rates adjust periodically based upon the rates of comparable Treasury bills. However, as the voracious appetite for Treasury bills pushed their yields to unattractively low levels in 2001, federal agency securities whose rates are tied to Treasury bills also became a less attractive investment alternative. Therefore, we allowed some of these securities to mature in 2001 and reinvested the proceeds in securities whose rates adjusted periodically based on other benchmark interest rates such as the prime rate.

LOOKING AHEAD
After the reporting period ended, the Fed reduced short-term rates by an additional quarter of a percentage point. We plan to maintain a longer-than-average WAM until there are clear signs that an economic recovery is under way in the United States. This strategy may help the Series' yield remain higher for a longer time if the Fed cut rates again, and yields on money market securities decline even further.

Prudential Government Securities Trust  U.S. Treasury Money Market Series

   Semiannual Report     May 31, 2001

INVESTMENT ADVISER'S REPORT

U.S. TREASURY MONEY MARKET SERIES
Early in our six-month reporting period that began December 1, 2000, we prepared the Series to meet the large temporary flow of assets into U.S. Treasury money market funds that occurs at the end of the calendar year. Therefore during December, we invested primarily in Treasury notes maturing in one month to easily meet the expected outflows in January. These securities were very expensive in December because the favorable tax treatment they receive in some states at year-end created substantial investor demand for them.

Having a large exposure to one-month Treasury notes positioned the Series' weighted average maturity (WAM) shorter than that of the average comparable fund, as measured by iMoneyNet. (WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates. Among other factors, it considers the maturity of each security held in a portfolio.) While this positioning helped meet shareholder liquidity needs, it also hurt the Series' performance because of the unexpected onset of the declining-interest-rate environment in early January.

The first reduction in short-term interest rates occurred on January 3, 2001, when the Fed eased monetary policy by one-half of a percentage point. This move surprised investors because it occurred between the Fed's regularly scheduled meetings. A second half-point reduction occurred on January
31. Fed policymakers hoped that cutting rates could help resuscitate a sagging U.S. economy by exerting downward pressure on interest rates paid by businesses and consumers.

LOCKING IN MONEY MARKET YIELDS BEFORE THEY FELL FURTHER
With the Fed expected to continue reducing rates, yields on
securities maturing in one year were lower than yields on
securities maturing in three months. This anomaly, known as
an inverted money market yield curve, continued for much of
the first half of our fiscal year. Nevertheless,
we lengthened the
                                       5

Prudential Government Securities Trust  U.S. Treasury Money Market Series

       Semiannual Report     May 31, 2001

Series' WAM in late February and early March by purchasing Treasury notes maturing in six months and one year to lock in yields before they moved even lower. We also bought attractively priced cash management bills, which are issued by the U.S. Treasury when it is temporarily short of money.

As expected, the Fed resumed easing monetary policy on March 20 when it implemented another half-point rate cut. Two more reductions of the same amount followed on April 18 and May 15. All together, the central bank lowered rates by a total of 2.5 percentage points during the reporting period.

In addition to the rate cuts, yields on money market securities declined because investors seeking shelter from heightened stock market volatility poured cash into money market funds, many of which invest in Treasury bills. At the same time, the supply of Treasury bills shrank primarily because the U.S. government eliminated its auction of Treasury bills maturing in one year. Strong demand, combined with the dwindling supply of Treasury bills, caused their prices to soar, which pushed their yields lower. Late in the reporting period, because of the steep drop in yields, we primarily purchased Treasuries maturing in three months since it made little sense to buy longer-term Treasury money market securities.

LOOKING AHEAD
After the reporting period ended, the Fed reduced short-term rates by an additional quarter of a percentage point. We plan to maintain a longer-than-average WAM until there are clear signs that an economic recovery is under way in the United States. This strategy may help the Series' yield remain higher for a longer time if the Fed cut rates again, and yields on money market securities decline even further.

Prudential Government Securities Trust Fund Management Team

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2001 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Federal Farm Credit Bank  2.0%
$   12,587   5.875%, 7/2/01                                          $   12,576,927
-------------------------------------------------------------------------------------
Federal Home Loan Bank  29.6%
    11,000   4.26375%, 6/1/01, F.R.N.                                    10,999,010
    12,000   3.90375%, 6/21/01, F.R.N.                                   11,998,199
    45,500   4.52%, 7/12/01, F.R.N.                                      45,488,685
     7,000   3.98%, 7/18/01, F.R.N.                                       6,999,369
    53,500   4.58875%, 7/19/01, F.R.N.                                   53,485,995
     9,000   3.95%, 1/25/02, F.R.N.                                       9,000,000
    12,000   4.26375%, 6/1/01                                            11,998,425
       150   7.08%, 6/29/01                                                 150,207
     1,800   6.875%, 7/3/01                                               1,800,018
     1,000   5.935%, 7/6/01                                                 999,371
       200   6.495%, 8/9/01                                                 199,961
       200   7.44%, 8/10/01                                                 200,306
     7,000   6.50%, 9/19/01                                               6,998,324
     5,000   5.07%, 3/5/02                                                5,001,487
    14,000   4.70%, 3/28/02                                              13,992,708
     3,500   4.16%, 5/14/02                                               3,497,190
                                                                     --------------
                                                                        182,809,255
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  13.2%
    20,000   3.95%, 8/17/01, F.R.N.                                      19,998,074
    15,000   5.75%, 6/15/01                                              15,003,511
     5,000   Zero Coupon, 6/21/01                                         4,988,361
     4,000   5.35%, 1/18/02                                               4,003,995
     4,500   4.40%, 5/8/02                                                4,498,686
    12,000   4.15%, 5/15/02                                              11,998,284
     9,000   5.50%, 5/15/02                                               9,069,585
    12,000   4.25%, 5/29/02                                              11,996,281
                                                                     --------------
                                                                         81,556,777
-------------------------------------------------------------------------------------
Federal National Mortgage Association  40.1%
    30,000   4.035%, 6/1/01, F.R.N.                                      30,000,000
    28,250   4.05%, 6/1/01, F.R.N.                                       28,250,000
    13,000   5.28875%, 6/5/01, F.R.N.                                    12,997,444
    15,355   3.985%, 6/7/01, F.R.N.                                      15,354,791
    20,000   3.9825%, 6/8/01, F.R.N.                                     19,999,938
     1,700   3.97%, 7/5/01, F.R.N.                                        1,699,550
    22,000   4.03%, 5/2/02, F.R.N.                                       22,000,000
     8,552   Zero Coupon, 6/14/01                                         8,537,593
     6,000   Zero Coupon, 6/21/01                                         5,986,050

    See Notes to Financial Statements                                      7

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
$    2,000   6.85%, 7/13/01                                          $    2,003,828
     1,500   6.71%, 7/24/01                                               1,499,736
       500   6.67%, 8/1/01                                                  500,029
     4,500   6.10%, 8/10/01                                               4,511,505
    22,000   Zero Coupon, 9/13/01                                        21,716,542
    23,500   6.64%, 9/18/01                                              23,503,157
    24,000   6.40%, 9/27/01                                              24,145,907
    11,000   6.20%, 12/20/01                                             10,999,087
     3,000   Zero Coupon, 1/11/02                                         2,918,427
     2,000   Zero Coupon, 2/22/02                                         1,935,717
     8,875   6.70%, 5/6/02                                                9,048,328
                                                                     --------------
                                                                        247,607,629
-------------------------------------------------------------------------------------
Student Loan Marketing Association  12.9%
    18,000   4.188%, 7/25/01, F.R.N.                                     18,001,033
    22,000   4.072%, 8/16/01, F.R.N.                                     21,997,060
     4,000   4.208%, 8/23/01, F.R.N.                                      4,000,373
    23,000   4.072%, 8/28/01, F.R.N.                                     22,999,494
    11,000   4.052%, 9/17/01, F.R.N.                                     10,997,615
     1,750   6.15%, 8/9/01                                                1,748,564
                                                                     --------------
                                                                         79,744,139
-------------------------------------------------------------------------------------
Repurchase Agreements(a)  2.3%
     9,512   ABN AMRO Incorporated, 4.13%, dated 5/31/01, due
              6/4/01 in the amount of $9,516,360 (cost $9,512,000;
              the value of the collateral including interest is
              $9,702,240)                                                 9,512,000
     5,000   JP Morgan Chase, 4.06%, dated 5/30/01, due 6/1/01 in
              the amount of $5,001,128 (cost $5,000,000; the value
              of the collateral including interest is $5,101,988)         5,000,000
                                                                     --------------
                                                                         14,512,000
                                                                     --------------
             Total Investments  100.1%
              (amortized cost $618,806,727(b))                          618,806,727
             Liabilities in excess of other assets  (0.1%)                 (828,870)
                                                                     --------------
             Net Assets 100%                                         $  617,977,857
                                                                     --------------
                                                                     --------------

------------------------------
F.R.N.--Floating Rate Note. The interest rate reflected is the rate in effect at May 31, 2001.
(a) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
    8                                      See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Portfolio of Investments as of May 31, 2001 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
United States Treasury Bills  50.3%
$   50,736   4.445%, 6/7/01                                          $   50,698,413
       799   3.928%, 6/14/01                                                797,867
    10,015   3.95%, 6/14/01                                              10,000,715
    49,209   3.96%, 6/14/01                                              49,138,631
     2,950   4.005%, 6/28/01                                              2,941,139
    14,035   3.656%, 7/26/01                                             13,956,617
    10,000   3.695%, 7/26/01                                              9,943,549
    15,000   3.61%, 8/9/01                                               14,896,213
    30,000   4.20%, 8/9/01                                               29,758,500
       680   3.825%, 8/23/01                                                674,003
                                                                     --------------
                                                                        182,805,647
-------------------------------------------------------------------------------------
United States Treasury Notes  48.8%
    25,949   6.625%, 6/30/01                                             25,988,578
    20,000   5.50%, 7/31/01                                              20,026,348
    45,731   6.625%, 7/31/01                                             45,857,307
     5,061   5.50%, 8/31/01                                               5,081,500
    16,883   6.50%, 8/31/01                                              16,979,811
     9,861   6.375%, 9/30/01                                              9,940,180
     3,844   5.875%, 10/31/01                                             3,858,344
    13,678   6.25%, 10/31/01                                             13,795,497
    15,000   5.875%, 11/30/01                                            15,152,532
     5,000   6.375%, 4/30/02                                              5,107,989
     5,000   7.50%, 5/15/02                                               5,159,195
     1,990   6.625%, 5/31/02                                              2,039,758
     8,000   6.375%, 6/30/02                                              8,201,095
                                                                     --------------
                                                                        177,188,134
                                                                     --------------
             Total Investments  99.1%
              (amortized cost $359,993,781(a))                          359,993,781
             Other assets in excess of liabilities  0.9%                  3,364,510
                                                                     --------------
             Net Assets  100%                                        $  363,358,291
                                                                     --------------
                                                                     --------------
------------------------------
(a) Federal income tax basis of Portfolio securities is the same as for financial reporting purposes.

    See Notes to Financial Statements                                      9

     Prudential Government Securities Trust     As of May 31, 2001
             Statement of Assets and Liabilities (Unaudited)

                                                                     U.S. Treasury
                                                        Money            Money
                                                    Market Series    Market Series
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost                      $ 618,806,727    $ 359,993,781
Cash                                                      929,014            1,778
Receivable for Series shares sold                       9,437,898        5,736,686
Interest receivable                                     4,384,631        2,910,068
Other assets                                               10,153            4,846
                                                    -------------    -------------
      Total assets                                    633,568,423      368,647,159
                                                    -------------    -------------
LIABILITIES
Payable for Series shares reacquired                   14,446,192        4,664,209
Dividends payable                                         505,938          294,212
Management fee payable                                    213,149          122,690
Distribution fee payable                                   62,374           37,714
Accrued expenses and other liabilities                    362,913          170,043
                                                    -------------    -------------
      Total liabilities                                15,590,566        5,288,868
                                                    -------------    -------------
NET ASSETS                                          $ 617,977,857    $ 363,358,291
                                                    -------------    -------------
                                                    -------------    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01
   per share)                                       $   6,179,779    $   3,633,583
   Paid-in capital in excess of par                   611,798,078      359,724,708
                                                    -------------    -------------
Net assets, May 31, 2001                            $ 617,977,857    $ 363,358,291
                                                    -------------    -------------
                                                    -------------    -------------
Class A:
   Net asset value, offering price and redemption
      price per share ($577,729,622 / 577,729,622
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($357,367,624 / 357,367,624 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------
Class Z:
   Net asset value, offering price and redemption
      price per share ($40,248,235 / 40,248,235
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($5,990,667 / 5,990,667 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------

    10                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Six Months Ended May 31, 2001
             Statement of Operations (Unaudited)

                                                                     U.S. Treasury
                                                        Money            Money
                                                    Market Series    Market Series
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                         $  17,314,176    $  14,185,340
                                                    -------------    -------------
Expenses
   Management fee                                       1,233,230        1,034,478
   Distribution fee--Class A                              361,140          319,844
   Transfer agent's fees and expenses                     848,000          112,500
   Registration fees                                       55,000           11,000
   Reports to shareholders                                 50,000           14,000
   Custodian's fees and expenses                           40,000           25,000
   Legal fees and expenses                                 27,500            6,000
   Audit fee                                               12,500           12,500
   Trustees' fees and expenses                             12,000            6,000
   Insurance expense                                        3,000            1,000
   Miscellaneous                                            1,273              435
                                                    -------------    -------------
      Total expenses                                    2,643,643        1,542,757
                                                    -------------    -------------
Net investment income                                  14,670,533       12,642,583
                                                    -------------    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions               53,488          268,871
                                                    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $  14,724,021    $  12,911,454
                                                    -------------    -------------
                                                    -------------    -------------

    See Notes to Financial Statements                                     11

     Prudential Government Securities Trust     Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                               Six Months                Year
                                                  Ended                  Ended
                                              May 31, 2001         November 30, 2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                     $    14,670,533        $    31,752,679
   Net realized gain on investment
      transactions                                    53,488                 18,838
                                            -----------------      -----------------
   Net increase in net assets resulting
      from operations                             14,724,021             31,771,517
                                            -----------------      -----------------
Dividends and distributions (Note 1)
      Class A                                    (13,775,833)           (29,896,495)
      Class Z                                       (948,188)            (1,875,022)
                                            -----------------      -----------------
                                                 (14,724,021)           (31,771,517)
                                            -----------------      -----------------
Series share transactions(a) (Note 4):
   Net proceeds from shares subscribed           524,112,211          1,170,479,432
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               14,694,478             30,497,478
   Cost of shares reacquired                    (517,670,580)        (1,222,549,443)
                                            -----------------      -----------------
   Net increase (decrease) in net
      assets from Series share
      transactions                                21,136,109            (21,572,533)
                                            -----------------      -----------------
Total increase (decrease)                         21,136,109            (21,572,533)
NET ASSETS
Beginning of period                              596,841,748            618,414,281
                                            -----------------      -----------------
End of period                                $   617,977,857        $   596,841,748
                                            -----------------      -----------------
                                            -----------------      -----------------
------------------------------
(a) At $1.00 per share for the Money Market Series.

    12                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               May 31, 2001       November 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $    12,642,583      $    20,295,792
   Net realized gain on investment
      transactions                                    268,871               70,889
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              12,911,454           20,366,681
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                     (12,776,514)         (20,249,877)
      Class Z                                        (134,940)            (116,804)
                                             -----------------    -----------------
                                                  (12,911,454)         (20,366,681)
                                             -----------------    -----------------
Series share transactions(a) (Note 4)
   Net proceeds from shares subscribed          2,198,548,084        2,828,165,253
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                10,741,242           18,143,345
   Cost of shares reacquired                   (2,216,594,750)      (2,799,298,963)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions               (7,305,424)          47,009,635
                                             -----------------    -----------------
Total increase (decrease)                          (7,305,424)          47,009,635
NET ASSETS
Beginning of period                               370,663,715          323,654,080
                                             -----------------    -----------------
End of period                                 $   363,358,291      $   370,663,715
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the U.S. Treasury Money Market Series.

    See Notes to Financial Statements                                     13

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited)

      Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series--the Money Market Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

      Securities Valuations:    The Fund values portfolio securities at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund's expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.
    14

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net short-term capital gains and losses. Dividends are paid monthly.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    For federal income tax purposes, each series of
the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM') formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the U.S. Treasury Money Market Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1 billion,
 .375 of 1% of average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
                                                                          15

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series' average daily net assets.

      PIFM, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended May 31, 2001, the Fund incurred fees of approximately $701,000 and $109,500, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of May 31, 2001, approximately $116,000 and $13,300 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

      Transactions in shares and dollars of beneficial interest for the Money Market Series were as follows:

                                                    Six Months              Year
                                                       Ended                Ended
                                                   May 31, 2001       November 30, 2000
                                                 -----------------    -----------------
Class A
----------------------------------------------
Shares sold                                            495,412,800        1,104,851,149
Shares issued in reinvestment of dividends and
  distributions                                         13,748,712           28,694,291
Shares reacquired                                     (489,739,359)      (1,152,106,270)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding           19,422,153          (18,560,830)
                                                 -----------------    -----------------
                                                 -----------------    -----------------
Class Z
----------------------------------------------
Shares sold                                             28,699,411           65,628,283
Shares issued in reinvestment of dividends and
  distributions                                            945,766            1,803,187
Shares reacquired                                      (27,931,221)         (70,443,173)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding            1,713,956           (3,011,703)
                                                 -----------------    -----------------
                                                 -----------------    -----------------

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest for the U.S. Treasury Money Market Series were as follows:

                                                    Six Months              Year
                                                       Ended                Ended
                                                   May 31, 2001       November 30, 2000
                                                 -----------------    -----------------
Class A
----------------------------------------------
Shares sold                                          2,190,587,512        2,821,510,964
Shares issued in reinvestment of dividends and
  distributions                                         10,608,595           18,027,281
Shares reacquired                                   (2,208,982,694)      (2,796,024,697)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding           (7,786,587)          43,513,548
                                                 -----------------    -----------------
                                                 -----------------    -----------------
Class Z
----------------------------------------------
Shares sold                                              7,960,572            6,654,289
Shares issued in reinvestment of dividends and
  distributions                                            132,647              116,064
Shares reacquired                                       (7,612,056)          (3,274,266)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding              481,163            3,496,087
                                                 -----------------    -----------------
                                                 -----------------    -----------------

Note 5. Acquisition of Prudential Government Securities Trust,
Short-Intermediate Term Series

On March 28, 2001, Prudential Government Income Fund, Inc. acquired all the net assets of Prudential Government Securities Trust, Short-Intermediate Term Series pursuant to a plan of reorganization approved by Prudential Government Securities Trust, Short-Intermediate Term Series shareholders on March 22, 2001. The acquisition was accomplished by a tax-free exchange of the Class A and Class Z shares:

             Prudential Government
               Securities Trust        Prudential Government
                  Fund, Inc.             Income Fund, Inc.
                    Shares                 Shares Issued            Value
             ---------------------     ---------------------     ------------
Class A                 10,886,972                11,926,739     $106,127,993
Class Z                    765,199                   842,665        7,487,797

      Prudential Government Securities Trust, Short-Intermediate Term Series net assets at that date ($113,615,790), including $2,391,631 of unrealized appreciation, were combined with those of Prudential Government Income Fund, Inc. The aggregate net assets of Prudential Government Income Fund, Inc. and Prudential Government Securities Trust, Short-Intermediate Term Series immediately before the acquisition were $1,088,895,144 and $113,615,790 respectively.

      The future utilization of the acquired capital loss carryforward from Prudential Government Securities Trust Fund, Inc. in the amounts of $21,103,939, will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation is $5,953,467.
                                                                          17

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gains                             0.024
Dividends and distributions                                             (0.024)
                                                                  ----------------   ---
Net asset value, end of period                                        $  1.000
                                                                  ----------------   ---
                                                                  ----------------   ---
TOTAL RETURN(a)                                                           2.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $577,730
Average net assets (000)                                              $579,411
Ratios to average net assets:
   Expenses, including distribution fees                                  0.87%(b)
   Expenses, excluding distribution fees                                  0.74%(b)
   Net investment income                                                  4.77%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Annualized.
    18                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
       0.053                0.042                0.048                0.048                0.046
      (0.053)              (0.042)              (0.048)              (0.048)              (0.046)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        5.43%                4.31%                4.87%                4.87%                4.74%
    $558,307             $576,868             $590,004             $591,428             $552,123
    $559,103             $594,266             $589,649             $586,513             $589,147
        0.91%                0.90%                0.80%                0.77%                0.86%
        0.79%                0.77%                0.67%                0.65%                0.73%
        5.35%                4.23%                4.77%                4.77%                4.63%

    See Notes to Financial Statements                                     19

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                 Six Months Ended
                                                                   May 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  1.000
Net investment income and capital gains                                 0.024
Dividends and distributions                                            (0.024)
                                                                     --------
Net asset value, end of period                                       $  1.000
                                                                     --------
                                                                     --------
TOTAL RETURN(a)                                                          2.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 40,248
Average net assets (000)                                             $ 38,898
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.74%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.74%(d)
   Net investment income                                                 4.89%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    20                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                               Class Z
-----------------------------------------------------------------------------------------------------
                            Year Ended November 30,                                 March 1, 1996(b)
-------------------------------------------------------------------------------          Through
      2000                 1999                 1998                 1997           November 30, 1996
-----------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000              $ 1.000
       0.054                0.044                0.049                0.048                0.038
      (0.054)              (0.044)              (0.049)              (0.048)              (0.038)
    --------             --------             --------             --------             --------
    $  1.000             $  1.000             $  1.000             $  1.000              $ 1.000
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        5.56%                4.44%                5.00%                5.03%                3.87%
    $ 38,534             $ 41,546             $ 26,901             $    581              $   204(c)
    $ 34,243             $ 32,984             $ 19,236             $    672              $ 1,962
        0.79%                0.77%                0.67%                0.65%                0.68%(d)
        0.79%                0.77%                0.67%                0.65%                0.68%(d)
        5.48%                4.38%                4.89%                4.92%                4.68%(d)

    See Notes to Financial Statements                                     21

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gains                             0.024
Dividends and distributions                                             (0.024)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           2.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $357,367
Average net assets (000)                                              $513,157
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .60%(b)
   Expenses, excluding distribution and service (12b-1) fees               .47%(b)
   Net investment income                                                  4.89%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Annualized.
    22                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
       0.052                0.041                0.046                0.047                0.046
      (0.052)              (0.041)              (0.046)              (0.047)              (0.046)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        5.27%                4.19%                4.66%                4.80%                4.75%
    $365,154             $321,641             $336,985             $432,784             $305,330
    $396,454             $383,772             $420,140             $402,634             $393,060
        0.61%                0.63%                0.63%                0.65%                0.63%
        0.48%                0.51%                0.51%                0.52%                0.51%
        5.09%                4.08%                4.57%                4.66%                4.57%

    See Notes to Financial Statements                                     23

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                 Six Months Ended
                                                                   May 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  1.000
                                                                     --------
Net investment income and net realized gains                            0.025
Dividends and distributions                                            (0.025)
                                                                     --------
Net asset value, end of period                                       $  1.000
                                                                     --------
                                                                     --------
TOTAL RETURN(a)                                                          2.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  5,991
Average net assets (000)                                             $  5,503
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.47%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.47%(d)
   Net investment income                                                 4.85%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    24                                     See Notes to Financial Statements

     Prudential Government Securities Trust     U.S. Treasury Money Market
Series
             Financial Highlights (Unaudited) Cont'd.

                                      Class Z
-----------------------------------------------------------------------------------
                 Year Ended November 30,                       February 21, 1997(b)
----------------------------------------------------------           Through
      2000                 1999                 1998            November 30, 1997
-----------------------------------------------------------------------------------
     $1.000               $1.000               $1.000                 $1.000
    -------              -------              -------                -------
      0.053                0.043                0.049                  0.039
     (0.053)              (0.043)              (0.049)                (0.039)
    -------              -------              -------                -------
     $1.000               $1.000               $1.000                 $1.000
    -------              -------              -------                -------
    -------              -------              -------                -------
       5.40%                4.37%                5.05%                  3.96%
     $5,510               $2,013               $  211(c)              $  205(c)
     $2,191               $1,942               $  209(c)              $  197(c)
       0.48%                0.51%                0.51%                  0.52%(d)
       0.48%                0.51%                0.51%                  0.52%(d)
       5.31%                4.19%                4.91%                  3.89%(d)

    See Notes to Financial Statements                                     25

Prudential Government Securities Trust

      Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
                    www.PruFN.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential Government Securities Trust

    Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

--------------------------------------------
Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10174

--------------------------------------------
Fund Symbols
SERIES                      NASDAQ   CUSIP
Money Market   Class A      PBGXX  744342205
               Class Z      PGZXX  744342403
U.S. Treasury  Class A      PUSXX  744342304
               Class Z      PTZXX  744342502

The views expressed in this report and information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF100E2    Class A    Class Z
          744342205  744342403
          744342304  744342502

(LOGO) Printed on Recycled Paper